Debt - Components of Long-term Debt - Footnote H (Parenthetical) (Detail) (4.28% Senior Secured Notes [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Debt Instrument [Line Items]
Value of locomotive units and other rolling stock used as collateral		66
Final repayment of principal amount	$ 35
Maturity	2027-03